SEGMENT INFORMATION (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) Segment	Jun. 30, 2017 USD ($)
Reconciliation of non-current assets by geographical location [Abstract]
Number of operating segments | Segment	1
Non-current assets	$ 745,999	$ 181,695
United States of America [Member]
Reconciliation of non-current assets by geographical location [Abstract]
Non-current assets	745,999	181,695
Australia [Member]
Reconciliation of non-current assets by geographical location [Abstract]
Non-current assets	$ 0	$ 0